13F-HR

                                   FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended March 31,2004


                (Please read instructions before preparing form)
                        If amended report check here:


Name of Institutional Investment Manager:
Jefferson-Pilot Corporation

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City        State         Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                   336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 14th day of May, 2004.

                                   Jefferson-Pilot Corporation
                                   (Name of Institutional Investment Manager)


                                   /s/ Robert A. Reed
                                   (Manual Signature of Person Duly Authorized
                                             to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1. Jefferson-Pilot Life Insurance Company
2. HARCO Capital Corp.
3.
4.


                                                                                         (SEC USE ONLY)

                                                             Name of Reporting Manager Jefferson-Pilot Corporation
                                                                            As of March 31, 2004

                                                                                         Item 6                        Item 8
                                                                                  Investment Discretion            Voting Authority
                                                                                                                       (Shares)
                                                                       Item 5          (b) Shared         Item 7
                              Item 2    Item 3         Item 4        Shares or         As Defined        Managers
Item 1                        Title     Cusip      Fair Market       Principal   (a)   in Instr. v  (c)    See      (a)  (b)    (c)
Name of Issuer               of Class   Number         Value          Amount    Sole     Other     Shared Instr. v  Sole Shared None
Abbott Laboratories           Common  002824100      2,055,000       50,000                  x              2        All
Alltel                        Common  020039103      3,600,634       77,300                  x              2        All
Ameren Corporation            Common  023608102      5,817,942      126,477                  x              2        All
American Electric Power Co    Common  025537101        762,750       25,000                  x              2        All
AmSouth Bancorporation        Common  032165102      4,114,250      175,000                  x              2        All
Archstone-Smith Trust         Common  039583109      2,798,000      100,000                  x              2        All
Atmos Energy Corp             Common  049560105      4,667,750      192,500                  x              2        All
Avery Dennison corp           Common  053611109      1,400,500       25,000                  x              2        All
BB&T Corp		      Common  054937107	    12,231,801	    316,558		     x		    2	     All
Bank of America Corp          Common  060505104    385,420,423    4,759,452                  x              2        All
Chevron Texaco Corp           Common  166764100     27,212,850      315,000                  x              2        All
Citigroup Inc		      Common  172967101	     1,941,600       40,000		     x		    2	     All
Conagra Foods Inc             Common  205887102     14,514,500      550,000                  x              2        All
Consolidated Edison Inc       Common  209115104     19,139,450      445,000                  x              2        All
RR Donnelley & Sons Co        Common  257867101     12,060,000      400,000                  x              2        All
Du Pont E I de Nemours Co     Common  263534109      3,441,750       75,000                  x              2        All
Emerson Electric Co           Common  291011104      2,590,000       40,000                  x              2        All
Equity Residential Properties Common  29476L107     14,232,673      482,300                  x              2        All
Genuine Parts                 Common  372460105      6,201,760      186,800                  x              2        All
Hawaiian Electic Properties   Common  419870100      1,894,800       40,000                  x              2        All
Johnson & Johnson             Common  478160104      1,682,308       32,565                  x              2        All
Keyspan Energy                Common  49337W100     18,897,720      513,525                  x              2        All
Keyspan Energy                Common  49337W100      1,619,200       44,000                  x              1        All
Kimberly Clark Corp           Common  494368103      2,363,600       40,000                  x              2        All
Lincoln National Corp         Common  534187109      2,825,900       70,000                  x              2        All
Marathon Oil Corp             Common  565849106     19,258,380      582,000                  x              2        All
National City Corp            Common  635405103     10,691,100      315,000                  x              2        All
Northwest Natural Gas Co      Common  667655104      8,751,450      284,600                  x              2        All
Nstar                         Common  67019E107      7,637,538      157,475                  x              2        All
Peoples Energy                Common  711030106      6,045,352      143,800                  x              2        All
Pepsico Inc		      Common  713448108      2,077,947 	     44,572		     x		    2	     All
Pfizer Inc		      Common  717081103      2,067,512	     58,520		     x		    2	     All
Piedmont Natural Gas Co	      Common  720186105      8,511,552	    201,600		     x		    2        All
Pitney Bowes Inc.             Common  724479100      9,587,250      225,000                  x              2        All
Progress Energy Inc           Common  743263105     15,841,000      350,000                  x              2        All
Royal Dutch Petroleum Co      Common  780257804        774,174       16,271                  x              2        All
SBC Communications Inc        Common  78387G103      9,906,600      380,000                  x              2        All
Scana Corp New                Common  80589M102      8,596,990      251,007                  x              2        All
SnapOn Inc                    Common  833034101      3,234,000      100,000                  x              2        All
Southern Company              Common  842587107     17,242,500      570,000                  x              2        All
Suntrust Banks                Common  867914103      2,088,229       29,206                  x              2        All
TXU Inc                       Common  873168108      1,423,200       60,000                  x              2        All
Travelers Properties CI A     Common  89420G109         28,996        1,728                  x              2        All
Travelers Properties CI B     Common  8920G406          60,244        3,550                  x              2        All
U S Bancorp                   Common  902973304     11,912,000      400,000                  x              2        All
Union Planters Corp           Common  908068109     12,281,100      390,000                  x              2        All
Wachovia Corp		      Common  929903102      6,377,752      136,891                  x              2        All
Weingarten Realty Investors   Common  948741103      7,605,322	    219,807		     x		    2	     All

Common Stock Total                                $718,080,263   13,597,226



National Australia Bank    Preferred  632525309      4,716,000      120,000                  x              1        All

Preferred Stock Total                               $4,716,000      120,000


GRAND TOTAL                                       $722,796,263   13,717,226


                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended March 31, 2004

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
Jefferson-Pilot Life Insurance Company

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                    336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 14th day of May, 2004.

                           Jefferson-Pilot Life Insurance Company
                           (Name of Institutional Investment Manager)

                           /s/ Robert A. Reed
                           (Manual Signature of Person Duly Authorized
                                    to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.


A Form 13F is being filed on behalf of Jefferson-Pilot Life Insurance Company by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of Jefferson-Pilot Life Insurance Company. Jefferson-Pilot Corporation's report does cover all reportable securities managed by Jefferson-Pilot Life Insurance Company.




                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended March 31, 2004
                (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
HARCO Capital Corp.

Business Address:
1201 North Market Street-Box 1347 Wilmington      DE        19899
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Assistant Secretary                             336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 14th day of May, 2004.

                                HARCO Capital Corp.
                                (Name of Institutional Investment Manager)

                                /s/ Robert A. Reed
                                (Manual Signature of Person Duly Authorized
                                           to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.


A Form 13F is being filed on behalf of HARCO Capital Corp. by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of HARCO Capital Corp. Jefferson-Pilot Corporation's report does cover all reportable securities held by HARCO Capital Corp.